Debt Instruments Issued and Other Financial Liabilities - Schedule of Debt Classified (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 6,204,856	$ 6,408,356
Other financial liabilities	13,123	12,966
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	30,846	40,933
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,092,979	5,289,084
Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,081,031	1,078,339
Long term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	5,876,583	5,756,848
Long term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	24,251	33,046
Long term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	4,771,301	4,645,463
Long term debts [member] | Subordinated Bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	1,081,031	1,078,339
Short term debts [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	328,273	651,508
Other financial liabilities	13,123	12,966
Short term debts [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	6,595	7,887
Short term debts [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt instruments issued	$ 321,678	$ 643,621